Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares Class A shares	Ordinary shares Class B shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Total
Balance at Dec. 31, 2021	$ 800	$ 100	$ 1,060,510	$ 568,418	$ 5,037,292	$ 227,202	$ 6,894,322
Balance (in Shares) at Dec. 31, 2021	8,000,000	1,000,000
Share issuance	$ 300		9,584,612				9,584,912
Share issuance (in Shares)	3,000,000
Foreign currency translation loss						(611,144)	(611,144)
Net income					3,475,961		3,475,961
Statutory reserve				348,494	(348,494)
Balance at Dec. 31, 2022	$ 1,100	$ 100	10,645,122	916,912	8,164,759	(383,942)	19,344,051
Balance (in Shares) at Dec. 31, 2022	11,000,000	1,000,000
Foreign currency translation loss						(360,677)	(360,677)
Net income					1,218,714		1,218,714
Statutory reserve				196,258	(196,258)
Balance at Dec. 31, 2023	$ 1,100	$ 100	10,645,122	1,113,170	9,187,215	(744,619)	20,202,087
Balance (in Shares) at Dec. 31, 2023	11,000,000	1,000,000
Share issuance	$ 1,600		7,998,400				8,000,000
Share issuance (in Shares)	16,000,000
Share issuance related to cashless exercise of warrants	$ 2,259		(2,259)
Share issuance related to cashless exercise of warrants (in Shares)	22,588,235
Foreign currency translation loss						(500,376)	(500,376)
Net income					(1,115,977)		(1,115,977)
Statutory reserve				10,034	(10,034)
Balance at Dec. 31, 2024	$ 4,959	$ 100	$ 18,641,264	$ 1,123,204	$ 8,061,204	$ (1,244,996)	$ 26,585,735
Balance (in Shares) at Dec. 31, 2024	49,588,235	1,000,000